Inventories (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Inventories
General merchandise		¥ 673,477	¥ 990,063
Packing materials and others		3,146	9,218
Less: Inventory write down		(30,507)	(33,771)
Total	$ 93,060	¥ 646,116	¥ 965,510